RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions are recognized in the consolidated financial statements. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is the BPY General Partner. The ultimate parent of the partnership is Brookfield Corporation. Other related parties of the partnership include the partnership’s and Brookfield Corporation’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.

The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Corporation. Pursuant to a Master Services Agreement, which was amended in connection with the Privatization, the partnership pays a management fee (“base management fee”), to the service providers. For the third and fourth quarters of 2021, the management fee was calculated one quarter in arrears based on the equity attributable to Unitholders of the Core Office, Core Retail and Corporate segments. Prior to the Privatization, the partnership paid a base management fee equal to 0.5% of the total capitalization of the partnership, subject to an annual minimum of $50 million, plus annual inflation adjustments. Post-Privatization, The management fee is calculated as 1.05% of the sum of the following amounts, as of the last day of the immediately preceding quarter: (i) the equity attributable to unitholders for the partnership’s Core Office, Core Retail and the Corporate segments; and (ii) the carrying value of the outstanding non-voting common shares of CanHoldco. The amount of the equity enhancement distribution is reduced by the amount by which the base management fee is greater than $50 million per annum, plus annual inflation adjustments. In connection with the 2018 acquisition of all of the outstanding common stock of GGP, the Master Services Agreement was amended so that the base management fee took into account any management fee payable by BPYU under its master services agreement with Brookfield Corporation and certain of its subsidiaries. For the year ended December 31, 2022, the partnership paid a base management fee of $223 million (2021 - $155 million; 2020 - $73 million).
In connection with the issuance of Preferred Equity Units to the Class A Preferred Unitholder in 2014, Brookfield Corporation contingently agreed to acquire the seven-year and ten-year tranches of Preferred Equity Units from the Class A Preferred Unitholder for the initial issuance price plus accrued and unpaid distributions and to exchange such units for Preferred Equity Units with terms and conditions substantially similar to the twelve-year tranche to the extent that the market price of the LP Units is less than 80% of the exchange price at maturity. On December 30, 2021, BN acquired the seven-year tranche of Class A Preferred Units, Series 1 units from the holder and exchanged such units for REUs. The Class A Preferred Units, Series 1 were subsequently cancelled.

The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	(110)	(378)
Loans and notes receivable	273	170
Receivables and other assets	—	71
Deposit payable to Brookfield Corporation(1)	—	(680)
Property-specific obligations	(2,429)	(250)
Loans and notes payable and other liabilities	(721)	(259)
Preferred shares held by Brookfield Corporation	(2,490)	(1,015)
Brookfield Asset Management interest in Canholdco	(1,759)	(2,083)
(1) As of December 31, 2022, a nil million on-demand deposit was payable to Brookfield Corporation, provided for in the deposit agreement between the partnership and Brookfield Corporation. The deposit limit was increased to $3.0 billion in the second quarter of 2021.

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
Transactions with related parties:
Commercial property revenue(1)	$53	$35	$32
Management fee income	92	42	32
Income from equity accounted investments	(22)	26	(11)
Interest expense on debt obligations	20	24	19
Interest on capital securities held by Brookfield Corporation	—	—	—
General and administrative expense(2)	327	271	164
Construction costs(3)	(68)	132	265
Return of capital distributions on Brookfield Corporation’s interest in Canholdco	118	176	—
Distributions on Brookfield Corporation’s interest in Canholdco	113	369	—
Incentive Fees(4)	45	35	16
(1)Amounts received from Brookfield Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.
(3)Includes amounts paid to Brookfield Corporation and its subsidiaries for construction costs of development properties.
(4)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.

On December 9, 2022, Brookfield Corporation completed the distribution of 25% of its asset management business, through Brookfield Asset Management Ltd. (“the Manager”), by way of a plan of arrangement (the “Manager Distribution”). The transaction resulted in the division of Brookfield into two publicly traded companies – the Manager under the stock ticker BAM and Brookfield Corporation under the stock ticker BN. In advance of the Manager Distribution, a reorganization took place within Brookfield Corporation whereby the partnership redeemed $1 billion of preferred units issued by a subsidiary of the partnership and acquired certain LP interests in several real estate funds and other investment interests from the Corporation (“Manager Reorganization”) for net consideration of $2,475 million through the issuance of Class D junior preferred shares, Series 1 and 2 of a subsidiary of the partnership, Brookfield BPY Holdings Inc. (“CanHoldco Class D Junior Preferred Shares”), to the Corporation. The LP interests and other investment interests acquisitions, including related working capital balances acquired, were accounted for as a business acquisition under common control, as discussed in Note 2, Summary of Significant Accounting Policies, whereby the partnership records assets and liabilities recognized as a result of transfers of businesses or subsidiaries between entities under common control at carrying value. Differences between the consideration given or received and the carrying amount of the assets and liabilities transferred are recorded within ownership changes in equity.

During the fourth quarter of 2021, the partnership sold two multifamily assets in the U.S. for approximately $73 million and a partial interest in an office asset in the U.K. for approximately $101 million to Brookfield Real Estate Income Trust Inc.
On September 13, 2021, the partnership issued approximately 34 million Redeemable/Exchangeable Partnership Units and non-voting perpetual preferred shares of two of the partnership’s subsidiary holding entities to affiliates of Brookfield Corporation for aggregate consideration of $2 billion.

On July 26, 2021, Brookfield Corporation completed its previously announced acquisition of all of the LP units of BPY it did not previously own. Cash consideration was funded to the partnership by BN in exchange for approximately $2.5 billion of Canholdco Non-Voting Common Shares, which is accounted for as non-controlling interests by BPY, with the remainder for New LP Preferred Units. For the year ended December 31, 2022, distributions of $113 million were paid to BN related to the Canholdco Non-Voting Common Shares. Refer to Note 3, Privatization of the Partnership, for further detail.

On June 29, 2021, Brookfield Premier Real Estate Partners Australia acquired Brookfield Place Sydney from BSREP I for approximately $153 million.

During the year ended December 31, 2020, the partnership issued 9,416,816 LP Units at $11.36 per unit, 2,696,841 LP Units at $12.00 per unit, 5,967,063 LP Units at $12.65 per unit, 13,392,277 LP Units at $13.92 per unit, and 18,715,912 Redeemable/Exchangeable Partnership Units at $12.00 per unit to Brookfield Corporation.

During the third quarter of 2020, the partnership completed the recapitalization of the Atlantis with an investment from a Brookfield Corporation affiliate.